Investments for Account of Policyholders - Summary of Investments for Account of Policyholders (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	€ 225,788	€ 193,741
Investments in real estate	586	612
Total investments for account of policyholders	226,374	194,353	[1]	€ 194,063
Investment in shares [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	25,288	20,640
Investment in debt securities [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	20,744	20,441
Money market and other short-term investments - carried at fair value [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	1,805	1,578
Deposits with financial institutions [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	3,278	3,263
Investment in unconsolidated investment funds [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	170,039	143,800
Other investments [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	€ 4,634	€ 4,020

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.